Note Payable (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018
Short-term Debt [Line Items]
Proceeds from loan			$ 157,455
Loss on extinguishment of debt	$ 201,472	$ 0
Note Payable [Member]
Short-term Debt [Line Items]
Proceeds from loan			$ 157,455
Interest rate			5.00%
Notes payable description			The advances are unsecured and bares an interest rate of 5% per annum and is due upon demand giving 30 days written notice to the borrower.
Accrued interest	$ 1,277		$ 4,157
Note Payable [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Stock issued to settle notes payable, shares	831,330
Stock issued to settle notes payable, value	$ 157,455
Loss on extinguishment of debt	(166,266)
Accrued interest	$ 8,811